Consolidated statement of cash flows - GBP (£)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flow from operating activities
Cash generated from operations		£ 137,778,000	£ 17,569,000	£ 263,609,000
Interest paid		(20,542,000)	(20,456,000)	(18,986,000)
Interest received		3,000	1,247,000	2,857,000
Tax paid		(4,156,000)	(2,180,000)	(2,696,000)
Net cash inflow/(outflow) from operating activities		113,083,000	(3,820,000)	244,784,000
Cash flow from investing activities
Payments for property, plant and equipment		(6,241,000)	(21,291,000)	(13,737,000)
Payments for investment properties				(12,424,000)
Payments for intangible assets	[1]	(138,189,000)	(220,577,000)	(178,175,000)
Proceeds from sale of intangible assets	[1]	45,996,000	29,022,000	42,994,000
Payments for derivative financial assets		(939,000)
Net cash outflow from investing activities		(99,373,000)	(212,846,000)	(161,342,000)
Cash flow from financing activities
Acquisition of treasury shares			(21,305,000)
Proceeds from borrowings		60,000,000
Repayment of borrowings				(3,750,000)
Principal elements of lease payments		(1,641,000)	(1,865,000)
Dividends paid		(10,718,000)	(23,229,000)	(23,326,000)
Net cash inflow/(outflow) from financing activities		47,641,000	(46,399,000)	(27,076,000)
Net increase/(decrease) in cash and cash equivalents		61,351,000	(263,065,000)	56,366,000
Cash and cash equivalents at beginning of year		51,539,000	307,637,000	242,022,000
Effect of exchange rate changes on cash and cash equivalents		(2,232,000)	6,967,000	9,249,000
Cash and cash equivalents at end of year		£ 110,658,000	£ 51,539,000	£ 307,637,000

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payments terms to spread over more than one year and consideration may also include non-cash items. Details of registrations additions and disposals are provided in note 16. Trade payables in relation to the acquisition of registrations at the reporting date are provided in note 24. Trade receivables in relation to the disposal of registrations at the reporting date are provided in note 19.